SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

November 30, 2021

Security Description	Shares	Value
Common Stock (99.68%)

Basic Materials (1.49%)
Daqo New Energy Corp*	90,000	$5,160,600

Communications (4.76%)
SK Telecom Co Ltd	150,626	6,928,791
Switch Inc	350,000	9,572,500
Total Communications		16,501,291

Consumer, Cyclical (6.50%)
Interface Inc	99,000	1,411,740
QuantumScape Corp*	78,000	2,249,520
Steelcase Inc	150,000	1,678,500
Tesla Inc*	15,000	17,171,400
Total Consumer, Cyclical		22,511,160

Consumer, Non-Cyclical (21.83%)
10X Genomics Inc*	19,300	2,949,233
Arcturus Therapeutics Holdings Inc*	48,000	1,908,000
Caribou Biosciences Inc*	182,000	3,383,380
CRISPR Therapeutics AG*	150,000	11,985,000
Danone SA	110,000	1,294,700
Editas Medicine Inc*	180,000	5,878,800
Illumina Inc*	6,900	2,520,777
Intellia Therapeutics Inc*	68,300	7,855,183
Invitae Corp*	143,000	2,431,000
Moderna Inc*	57,000	20,088,510
Natural Grocers by Vitamin Cottage Inc	285,000	3,665,100
Pacific Biosciences of California Inc*	135,000	3,133,350
Personalis Inc*	97,000	1,314,350
Pluristem Therapeutics Inc*	240,000	650,400
Sprouts Farmers Market Inc*	100,000	2,646,000
Square Inc*	19,000	3,958,270
Total Consumer, Non-Cyclical		75,662,053

Energy (21.04%)
Azure Power Global Ltd*	85,000	1,751,000
Canadian Solar Inc*	180,000	6,829,200
Enphase Energy Inc*	29,000	7,250,000
First Solar Inc*	62,000	6,423,200
JinkoSolar Holding Co Ltd*	299,000	15,631,720
Maxeon Solar Technologies Ltd*	262,000	4,781,500
SolarEdge Technologies Inc*	8,500	2,785,960
SunPower Corp*	331,000	9,483,150
TPI Composites Inc*	250,000	4,457,500
Vestas Wind Systems A/S	1,220,000	13,542,000
Total Energy		72,935,230

Financial (13.94%)
Alexandria Real Estate Equities Inc	31,000	6,202,170
Digital Realty Trust Inc	30,000	5,032,200
Equinix Inc	5,900	4,791,980
Hannon Armstrong Sustainable Infrastructure Capital Inc	158,000	8,987,040
Horizon Technology Finance Corp	378,000	6,380,640
Hudson Pacific Properties Inc	307,000	7,472,380
Kilroy Realty Corp	72,000	4,646,160
Vornado Realty Trust	120,000	4,816,800
Total Financial		48,329,370

Industrial (2.93%)
ABB Ltd	110,000	3,800,500
Advanced Energy Industries Inc	19,000	1,666,110
Trex Co Inc*	18,000	2,389,860
Universal Display Corp	16,000	2,288,800
Total Industrial		10,145,270

Technology (23.50%)
Analog Devices Inc	12,000	2,163,000
Apple Inc	18,000	2,975,400
Applied Materials Inc	80,000	11,775,200
ASML Holding NV	9,400	7,440,194
Fortinet Inc*	10,500	3,487,155
Infineon Technologies AG	165,000	7,494,300
International Business Machines Corp	68,000	7,962,800
Kyndryl Holdings Inc*	13,600	214,880
Lam Research Corp	15,000	10,197,750
QUALCOMM Inc	51,000	9,208,560
Rapid7 Inc*	13,000	1,612,780
Splunk Inc*	8,000	968,000
Taiwan Semiconductor Manufacturing Co Ltd	111,000	13,003,650
Wolfspeed Inc*	24,000	2,942,880
Total Technology		81,446,549

Utilities (3.69%)
Brookfield Renewable Corp	345,000	12,775,350

Total Common Stock (Cost $259,573,082)		345,466,873

Total Investments (Cost $259,573,082)(a) (99.68%)		$345,466,873
Other Net Assets (0.32%)		1,106,317
Net Assets (100.00%)		$346,573,190

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $259,573,082.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$107,699,914
Unrealized depreciation	(21,806,122)
Net unrealized appreciation	$85,893,792

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.